1875 K Street, N.W. Washington, DC 20006-1238 Tel: 202 303 1000 Fax: 202 303 2000

September 21, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	iShares Trust (the “Trust”)

(Securities Act File No. 333-92935

Investment Company Act File No. 811-09729)

Post-Effective Amendment No. 2,412

Ladies and Gentlemen:

On behalf of the Trust, we hereby transmit for filing under the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, Post-Effective Amendment No. 2,412 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment relates to the iShares MSCI USA Momentum Factor ETF (the “Fund”), a series of the Trust.

The Amendment is being filed to reflect the following material change to the Funds’ prior annual update filing, Post-Effective Amendment No. 2,229, filed pursuant to Rule 485(b) under the Securities Act, which became effective on November 29, 2019: a change in the Fund’s underlying index as stated in the table below, along with corresponding changes to the Fund’s principal investment strategies and principal risks made to track the underlying index, which will take effect on or around December 1, 2020. The Amendment also reflects other non-material changes as the Company deems appropriate. The Amendment is being filed pursuant to Rule 485(a)(1) under the Securities Act and will become effective 60 days after filing.

Current Underlying Index	New Underlying Index
MSCI USA Momentum Index	MSCI USA Momentum SR Variant Index

The Amendment follows the general format used by previous filings of the Trust. As an example, the Amendment follows the format of Post-Effective Amendment No. 2,349, filed pursuant to Rule 485(a)(1) on May 21, 2020, relating to iShares Global Consumer Discretionary ETF and iShares Preferred and Income Securities ETF, which was reviewed by the Staff and became effective on July 31, 2020. The Trust notes that the Fund’s description of its investment objective, principal investment strategies, risk factors, and portfolio management is specific to the Fund.

NEW YORK    WASHINGTON    HOUSTON    PALO ALTO    SAN FRANCISCO    CHICAGO    PARIS    LONDON    FRANKFURT     BRUSSELS    MILAN    ROME

Securities and Exchange Commission

September 21, 2020

The operations of the Fund, the description of the shares offered and the other information that is typically common in a fund complex do not appear to raise novel issues or problem areas that warrant particular attention of the Staff in reviewing the Registration Statement. Consequently, on behalf of the Trust, we request that the Registration Statement be given selective review by the Staff.1

If you have any questions or need further information, please call me at (202) 303-1124.

Sincerely,

/s/ Benjamin J. Haskin
Benjamin J. Haskin

cc:	Nick Cordell

George Rafal

Michael Gung

Samuel Bolam

[1]	See Inv. Co. Act. Release No. 13768 (Feb. 15, 1984).